Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Income
Net Income	$ 1,548,851,000	$ 1,313,149,000	$ 1,259,808,000
Other Comprehensive Income Derivatives Qualifying As Hedges Before Tax Portion Attributable To Parent	27,795,000	60,131,000	25,547,000
Actuarial gains (losses) on defined benefit pension plans	1,464,000	(81,834,000)	215,161,000
(Loss) gain related to foreign currency translation	1,280,000	(352,125,000)	(421,789,000)
Income tax (expense) benefit related to components of other comprehensive income	(11,774,000)	(43,353,000)	68,161,000
Total comprehensive income	1,564,688,000	1,059,636,000	716,566,000
Comprehensive income attributable to noncontrolling interests	(304,138,000)	(278,743,000)	(208,456,000)
Comprehensive income attributable to the Company	$ 1,260,550,000	$ 780,893,000	$ 508,110,000